Employee Savings Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan [Abstract]
Company has a discretionary policy of matching employee contributions. company contributions	$ 1.7	$ 1.4